Balance Sheets - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 59,922	$ 18,304
GST receivable	6,232	4,078
Assets Current	66,154	22,382
Mineral Property Interests (note 5)	104,502	98,992
Total Assets	170,656	121,374
Current
Accounts payable and accrued liabilities (notes 6 and 13)	66,361	76,546
Due to related parties (note 7)	110,069	82,328
Loan payable (note 8)	37,504	62,973
Convertible debentures (note 9)	549,589	519,589
Total Liabilities	763,523	741,436
Stockholders’ Deficiency
Capital stock (note 10)	27,856,612	27,736,269
Equity portion of convertible debentures (note 9)	33,706	33,706
Reserves	139,845	24,000
Deficit	(28,623,030)	(28,414,037)
Total Stockholders’ Deficiency	(592,867)	(620,062)
Total Liabilities and Stockholders’ Deficiency	$ 170,656	$ 121,374